As filed with the Securities and Exchange
Commission on July 26, 2000

Registration No. 33-18779
811-5406

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    21

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.     23    [X]

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
(Exact name of Registrant as Specified in Charter)

7 World Trade Center, New York, New York 10048
(Address of principal executive offices) (Zip Code)

(212)783-0693
(Registrant's telephone number, including Area Code)

Christina T. Sydor
7 World Trade Center, New York, New York 100148
(Name and address of agent for service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective
(check appropriate
box):


[  ]  Immediately upon filing pursuant to paragraph b
[X ]   on July 30, 2001 pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph
(a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]  75 days after filing pursuant to paragraph
(a)(2)
[  ]  on (date) pursuant to paragraph (a) (2) of Rule
485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment



PART  A-Prospectus

                                  PROSPECTUS



            ------------------------------------------
-------


                            SMITH BARNEY NEW JERSEY

                             MUNICIPALS FUND INC.

            ------------------------------------------
-------

      Class A, B, L and Y Shares

      July 30, 2001





      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



                         [LOGO] Smith Barney
                                Mutual Funds
                         Your Serious Money.
Professionally Managed./SM/

           -------------------------------------------
--------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK
GUARANTEE . MAY LOSE VALUE
           -------------------------------------------
--------------

Smith Barney New Jersey Municipals Fund Inc.



  Contents


Investments, risks and performance  2
More on the fund's investments....  7
Management........................  8
Choosing a class of shares to buy.  9
Comparing the fund's classes...... 10

Sales charges................................ 11
More about deferred sales charges............ 13
Buying shares................................ 14
Exchanging shares............................ 15
Redeeming shares............................. 17
Other things to know about share transactions 19
Dividends, distributions and taxes........... 21
Share price.................................. 22
Financial highlights......................... 23




1



Smith Barney Mutual Funds

  Investments, risks and performance

Investment objective
The fund seeks to provide New Jersey investors with as high a level of current income exempt from federal income taxes and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital.

Principal investment strategies

Key investments The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in primarily New Jersey municipal securities. New Jersey municipal securities include securities issued by the State of New Jersey and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New Jersey personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund can invest up to 25% of its assets in bonds rated below investment grade or in unrated securities of equivalent quality
(commonly known as "junk
bonds"). Investment grade bonds are those rated in any of the four highest long-term rating categories by a nationally recognized ratings organization, or if unrated, determined by the manager to be of comparable quality.


Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 . Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features


Smith Barney New Jersey Municipals Fund Inc.

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . New Jersey municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting
  New Jersey municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and New
Jersey state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts.
Some of the fund's income
may be subject to the federal alternative minimum tax.
In addition,
distributions of the fund's income and gains will generally be taxable to investors in states other than New Jersey.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:


 . Are a New Jersey taxpayer in a high federal tax bracket seeking income exempt from regular federal income tax and New Jersey personal income tax

 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities, including the risks of concentrating in investments in a single state


3



Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A
Shares


                                    [CHART]
                                  91   12.22
                                  92    9.43
                                  93   12.98
                                  94      -7
                                  95   17.12
                                  96    4.14
                                  97    9.26
                                  98       6
                                  99   -6.15
                                  00   10.43

                        Calendar years ended December
31

Quarterly returns:

Highest: 7.12% in 1st quarter 1995; Lowest: (6.34)% in
1st quarter 1994
Year to date: 3.28% through 6/30/01


Smith Barney New Jersey Municipals Fund Inc.

Risk return table
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman
Index"), a broad-based
unmanaged index of municipal bonds and the Lipper New
Jersey Municipal Debt
Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                         Average Annual Total Returns

                    Calendar Years Ended December 31,
2000


                                           Since
Inception
                 1 year 5 years 10 years Inception
Date

 Class A          6.04%   3.72%    6.13%     6.95%
4/22/88

 Class B          5.29%   3.86%     n/a      5.21%
11/6/92

 Class L          7.74%   3.75%     n/a      5.89%
12/13/94

 Class Y*          n/a     n/a      n/a       n/a
11/07/94

 Lehman Index    11.68%   5.84%    7.32%      n/a
n/a

 Lipper Average  10.85%   4.63%    6.57%      n/a
n/a





* There were no Class Y Shares outstanding for the calendar year ended December
31, 2000.



5



Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                               Shareholder fees


 (fees paid directly from your investment)  Class A
Class B Class L Class Y

 Maximum sales charge (load) imposed
 on purchases (as a % of offering price)     4.00%
None   1.00%      None

 Maximum deferred sales charge (load)
 (as a % of the lower of net asset value
 at purchase or redemption)                   None*
4.50%   1.00%      None

                       Annual fund operating expenses

 (expenses deducted from fund assets)       Class A
Class B Class L Class Y**

 Management fees                             0.50%
0.50%   0.50%     0.50%

 Distribution and service (12b-1) fees       0.15%
0.65%   0.70%      None

 Other expenses                              0.11%
0.14%   0.13%     0.11%
                                             -----   -
----   -----    -----
 Total annual fund operating expenses        0.76%
1.29%   1.33%     0.61%


*You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**"Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended
March 31, 2001.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your
shares

                                        1 year 3 years
5 years 10 years

 Class A (with or without redemption)     $475    $633
$805   $1,305

 Class B (redemption at end of period)    $581    $709
$808   $1,410

 Class B (no redemption)                  $131    $409
$708   $1,410

 Class L (redemption at end of period)    $334    $517
$821   $1,685

 Class L (no redemption)                  $234    $517
$821   $1,685

 Class Y (with or without redemption)     $ 62    $195
$340   $  762



Smith Barney New Jersey Municipals Fund Inc.

  More on the fund's investments

New Jersey municipal securities New Jersey municipal securities include debt obligations issued by certain non-New Jersey governmental issuers such as
Puerto Rico, the Virgin Islands and Guam. The interest on New Jersey municipal securities is exempt from regular federal income tax and New Jersey personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to such taxation. The New Jersey municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. The fund may also invest up to 35% of its net assets in municipal securities of non-New
Jersey issuers. These will
generally be exempt from federal, but not New Jersey, income taxes.

Below investment grade securities Below investment grade securities, also known as "junk bonds", are considered speculative with respect to the issuer's ability to pay interest and principal, involve a high risk of loss and are susceptible to default or decline in market value because of adverse economic and business developments. The market value for these securities tends to be very volatile, and these securities are less liquid than investment grade debt securities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 . As a substitute for buying or selling securities


A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities.
Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond as anticipated to changes in the value of the fund's holdings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.
Futures can also make a
fund less liquid and harder to value, especially in declining markets.


Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


7



Smith Barney Mutual Funds

  Management


Manager The fund's investment adviser and administrator is Smith Barney Fund
Management LLC ("SBFM") (formerly known as SSB Citi
Fund Management LLC), an
affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade
Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon
Smith Barney are
subsidiaries of Citigroup Inc.Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.





Joseph P. Deane, investment officer of the manager and managing director of
Salomon Smith Barney, has been responsible for the day-to-day management of the fund since February 1999. Mr. Deane has 31 years of securities business experience.



Management fees During the fiscal year ended March 31, 2001, the manager received an advisory fee and an administrative fee equal to 0.30% and 0.20%, respectively, of the fund's average daily net assets.




Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



Transfer agent and shareholder servicing agent Citi
Fiduciary Trust Company
serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.



Smith Barney New Jersey Municipals Fund Inc.

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes
A, B, L and Y. Each class
has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 . A broker/dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").


 . The fund, but only if you are investing through certain Service Agents.


All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.



Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


Initial           Additional
                                       Classes A, B, L
Class Y   All Classes
  General                                  $1,000
$15 million     $50

  Monthly Systematic Investment Plans        $25
n/a         $25

  Monthly Systematic Investment Plans        $50
n/a         $50

  Uniform Gift to Minor Accounts            $250
$15 million     $50



9



Smith Barney Mutual Funds

  Comparing the fund's classes


Your Service Agent can help you decide which class meets your goals. Your
Service Agent may receive different compensation depending upon which class you choose.


                        Class A            Class B
Class L           Class Y

 Key features      .Initial sales     .No initial
sales .Initial sales    .No initial or
                    charge             charge
charge is lower   deferred sales
                   .You may qual-     .Deferred sales
than Class A      charge
                    ify for reduc-     charge de-
 .Deferred sales   .Must invest at
                    tion or waiver     clines over
charge for only   least $15 mil-
                    of initial sales   time
1 year            lion
                    charge            .Converts to
 .Does not con-    .Lower annual
                   .Lower annual       Class A after 8
vert to Class A   expenses than
                    expenses than      years
 .Higher annual     the other
                    Class B and       .Higher annual
expenses than     classes
                    Class L            expenses than
Class A
                                       Class A

------------------------------------------------------
--------------------------------------
 Initial sales     Up to 4.00%;       None
1.00%             None
 charge            reduced for large
                   purchases and
                   waived for certain
                   investors. No
                   charge for
                   purchases of
                   $500,000 or more

------------------------------------------------------
--------------------------------------
 Deferred sales    1.00% on           Up to 4.50%
1.00% if you      None
 charge            purchases of       charged when you
redeem within 1
                   $500,000 or more   redeem shares.
year of purchase
                   if you redeem      The charge is
                   within 1 year of   reduced over
time
                   purchase           and there is no
                                      deferred sales
                                      charge after 6
                                      years

------------------------------------------------------
--------------------------------------
 Annual            0.15% of average   0.65% of average
0.70% of average  None
 distribution and  daily net assets   daily net assets
daily net assets
 service fees

------------------------------------------------------
--------------------------------------
 Exchange          Class A shares of  Class B shares
of Class L shares of Class Y shares of
 privilege*        most Smith Barney  most Smith
Barney most Smith Barney most Smith
                   funds              funds
funds             Barney funds

------------------------------------------------------
--------------------------------------


* Ask your Service Agent for the Smith Barney funds available for exchange.



Smith Barney New Jersey Municipals Fund Inc.

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge.
This compensation includes
commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.



Broker/Dealer
                                Offering   Net amount
Commissions
Amount of purchase              price (%) invested (%)
as % of

Less than $25,000                 4.00        4.17
3.60

$25,000 but less than $50,000     3.50        3.63
3.15

$50,000 but less than $100,000    3.00        3.09
2.70

$100,000 but less than $250,000   2.50        2.56
2.25

$250,000 but less than $500,000   1.50        1.52
1.35

$500,000 or more                   -0-         -0-
-0-






Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.



Smith Barney Mutual Funds

Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of
Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith
Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


 . Employees of NASD members


 . Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup


 . Investors who redeemed Class A shares of a Smith
Barney fund in the past 60
  days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class
A initial sales charges,
contact your Service Agent or consult the Statement of Additional Information
("SAI").


Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

           Year after purchase   1st  2nd 3rd 4th 5th
6th through 8th

           Deferred sales charge 4.5%  4%  3%  2%  1%
0%



Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell.
Service Agents also receive
a service fee at an annual rate equal to 0.15% of the average daily net assets represented by the Class B shares they are servicing.



Smith Barney New Jersey Municipals Fund Inc.

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:



   Shares issued:             Shares issued:
Shares issued:
   At initial                 On reinvestment of
Upon exchange from
   purchase                   dividends and
another Smith Barney
                              distributions
fund

   Eight years after the date In same proportion as
On the date the
   of purchase                the number of
shares originally
                              Class B shares
converting  acquired would have
                              is to total Class B
shares converted into Class
                              you own (excluding
A shares
                              shares issued as a
                              dividend)


Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2002.



Service Agents selling Class L shares receive commissions of up to 1.75% of the purchase price of the Class L shares they sell.
Starting in the thirteenth
month Service Agents also receive an annual fee of 0.70% of the average daily net assets represented by the Class L Shares serviced by them.


Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.



  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.


13



Smith Barney Mutual Funds

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.


  Buying shares


Through a Service You should contact your Service
Agent to open a
            Agent brokerage account and make
arrangements to buy
                  shares.

                  If you do not provide the following
information, your
                  order will be rejected:

                  .Class of shares being bought
                  .Dollar amount or number of shares
being bought

                  Your Service Agent may charge an
annual account
                  maintenance fee.



14


Smith Barney New Jersey Municipals Fund Inc.

      Through the fund Certain investors who are clients of certain Service
                       Agents are eligible to buy
shares directly from the fund.

                       .Write the fund at the
following address:
                           Smith Barney New Jersey
Municipals Fund Inc.
                           (Specify class of shares)
                           c/o PFPC Global Fund
Services
                           P.O. Box 9699
                           Providence, RI 02940-9699
                       .Enclose a check to pay for the
shares. For initial
                        purchases, complete and send
an account applica-
                        tion.
                       .For more information, please
call the transfer agent
                        at 1-800-451-2010.

------------------------------------------------------
---------------------------
             Through a You may authorize your Service
Agent or the sub-
            systematic transfer agent to transfer
funds automatically from(i) a
       investment plan regular bank account, (ii) cash
held in a brokerage
                       account opened with a Service
Agent or (iii) certain
                       money market funds, in order to
buy shares on a
                       regular basis.

                       .Amounts transferred should be
at least: $25 monthly
                        or $50 quarterly
                       .If you do not have sufficient
funds in your account
                        on a transfer date, your
Service Agent or the sub-
                        transfer agent may charge you
a fee

                       For more information, contact
your Service Agent or the
                       transfer agent or consult the
SAI.



  Exchanging shares


          Smith Barney You should contact your Service
Agent to exchange
  offers a distinctive into other Smith Barney funds.
Be sure to read the
       family of funds prospectus of the Smith Barney fund you are tailored to help exchanging into. An exchange is a taxable transaction.
      meet the varying
   needs of both large .You may exchange shares only for shares of the and small  same class of another Smith
Barney fund. Not all
             investors  Smith Barney funds offer all
classes.
                       .Not all Smith Barney funds may
be offered in your
                        state of residence. Contact
your Service Agent or the
                        transfer agent for further
information.



15



Smith Barney Mutual Funds

                   .Exchanges of Class A, Class B and
Class L shares are
                    subject to minimum investment
requirements
                    (except for systematic investment
plan exchanges),
                    and all shares are subject to the
other requirements
                    of the fund into which exchanges
are made.
                   .If you hold share certificates,
the sub-transfer agent
                    must receive the certificates
endorsed for transfer or
                    with signed stock powers
(documents transferring
                    ownership of certificates) before
the exchange is
                    effective.
                   .The fund may suspend or terminate
your exchange
                    privilege if you engage in an
excessive pattern of
                    exchanges.

  ----------------------------------------------------
------------------------
         Waiver of Your shares will not be subject to
an initial sales charge
  additional sales at the time of the exchange.
           charges
                   Your deferred sales charge (if any)
will continue to be
                   measured from the date of your
original purchase. If
                   the fund you exchange into has a
higher deferred sales
                   charge, you will be subject to that
charge. If you
                   exchange at any time into a fund
with a lower charge,
                   the sales charge will not be
reduced.

  ----------------------------------------------------
------------------------
      By telephone If you do not have a brokerage
account with a Service
                   Agent, you may be eligible to
exchange shares through
                   the fund. You must complete an
authorization form to
                   authorize telephone transfers. If
eligible, you may
                   make telephone exchanges on any day
the New York
                   Stock Exchange is open. Call the
transfer agent at 1-
                   800-451-2010 between 9:00 a.m. and
4:00 p.m. (Eastern
                   time).

                   You can make telephone exchanges
only between
                   accounts that have identical
registrations.

  ----------------------------------------------------
------------------------
           By mail If you do not have a brokerage
account, contact your
                   Service Agent or write to the sub-
transfer agent at the
                   address on the following page.


16


Smith Barney New Jersey Municipals Fund Inc.

  Redeeming shares


Generally Contact your Service Agent to redeem shares of the fund.

          If you hold share certificates, the sub-transfer agent
          must receive the certificates endorsed for transfer or
          with signed stock powers before the
redemption is
          effective.

          If the shares are held by a fiduciary or corporation,
          other documents may be required.

          Your redemption proceeds will be sent within three
          business days after your request is received in good
          order. However, if you recently purchased your shares
          by check, your redemption proceeds will not be sent to
          you until your original check clears, which may take up
          to 15 days.

          If you have a brokerage account with a
Service Agent,
          your redemption proceeds will be placed in your
          account and not reinvested without your
specific
          instruction. In other cases, unless you
direct otherwise,
          your redemption proceeds will be paid by check mailed
          to your address of record.

------------------------------------------------------
--------------
  By mail For accounts held directly at the fund, send
written
          requests to the fund at the following
address:
              Smith Barney New Jersey Municipals Fund
Inc.
              (Specify class of shares)
              c/o PFPC Global Fund Services
              P.O. Box 9699
              Providence, RI 02940-9699

          Your written request must provide the
following:

          .The fund name and account number
          .The class of shares and the dollar amount or num-
           ber of shares to be redeemed
          .Signatures of each owner exactly as the account is
           registered




Smith Barney Mutual Funds

    By telephone If you do not have a brokerage account with a Service
                 Agent, you may be eligible to redeem
shares in
                 amounts up to $50,000 per day through
the fund. You
                 must complete an authorization form
to authorize
                 telephone redemptions. If eligible,
you may request
                 redemptions by telephone on any day
the New York
                 Stock Exchange is open. Call the
transfer agent at 1-
                 800-451-2010 between 9:00 a.m. and
4:00 p.m. (Eastern
                 time).

                 Your redemption proceeds can be sent
by check to
                 your address of record or by wire or
electronic transfer
                 (ACH) to a bank account designated on
your
                 authorization form. You must submit a
new
                 authorization form to change the bank
account
                 designated to receive wire or
electronic transfers and
                 you may be asked to provide certain
other documents.
                 The sub-transfer agent may charge a
fee on a wire or
                 electronic transfer (ACH).

------------------------------------------------------
---------------------------
  Automatic cash You can arrange for the automatic
redemption of a
withdrawal plans portion of your shares on a monthly
or quarterly basis.
                 To qualify you must own shares of the
fund with a value
                 of at least $10,000 and each
automatic redemption
                 must be at least $50. If your shares
are subject to a
                 deferred sales charge, the sales
charge will be waived if
                 your automatic payments do not exceed
1% per month
                 of the value of your shares subject
to a deferred sales
                 charge.

                 The following conditions apply:

                 . Your shares must not be represented
by certificates
                 . All dividends and distributions
must be reinvested

                 For more information, contact your
Service Agent or consult the
                 SAI.


18


Smith Barney New Jersey Municipals Fund Inc.

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:


 . Are redeeming over $50,000

 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions


19



Smith Barney Mutual Funds

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the
  Securities and Exchange Commission
 . Pay redemption proceeds by giving you securities.
You may pay transaction
  costs to dispose of the securities


Small account balances If your account falls below
$500 because of a redemption
of fund shares, the fund may ask you to bring your account up to the minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

20


Smith Barney New Jersey Municipals Fund Inc.

  Dividends, distributions and taxes


Dividends The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends.
Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash.
You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


                                                New
Jersey personal
 Transaction         Federal tax status         income
tax status

 Redemption or       Usually capital gain or
Usually capital gain or
 exchange of shares  loss; long-term only if    loss
                     shares owned more than
                     one year

 Long-term capital   Long-term capital gain     Long-
term capital gain
 gain distributions

 Short-term capital  Ordinary income
Ordinary income
 gain distributions

 Dividends           Exempt from regular        Exempt
if from interest
                     federal income tax if from on New
Jersey municipal
                     interest on tax-exempt
securities, otherwise
                     securities, otherwise
ordinary income
                     ordinary income



Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of


21



Smith Barney Mutual Funds
shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange
(normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.


Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the
New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time.
Otherwise, you will receive the
next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.


22


Smith Barney New Jersey Municipals Fund Inc.

  Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years.
Certain information reflects
financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no Class Y shares were outstanding during these fiscal years.


  For a Class A share of capital stock outstanding throughout each year ended
  March 31:

                                          2001/(1)/
2000/(1)/ 1999/(1)/  1998    1997

------------------------------------------------------
----------------------------------
 Net asset value, beginning of year        $11.96
$13.26     $13.44   $12.92  $12.88

------------------------------------------------------
----------------------------------
 Income (loss) from operations:
 Net investment income                       0.65
0.65       0.66     0.70    0.70
 Net realized and unrealized gain (loss)     0.50
(1.21)      0.05     0.59    0.02

------------------------------------------------------
----------------------------------
 Total income (loss) from operations         1.15
(0.56)      0.71     1.29    0.72

------------------------------------------------------
----------------------------------
 Less distributions from:
 Net investment income                      (0.66)
(0.64)     (0.66)   (0.71)  (0.68)
 Net realized gains                            --
(0.10)     (0.23)   (0.06)     --

------------------------------------------------------
----------------------------------
 Total distributions                        (0.66)
(0.74)     (0.89)   (0.77)  (0.68)

------------------------------------------------------
----------------------------------
 Net asset value, end of year              $12.45
$11.96     $13.26   $13.44  $12.92

------------------------------------------------------
----------------------------------
 Total return                                9.92%
(4.28)%     5.41%   10.20%   5.74%

------------------------------------------------------
----------------------------------
 Net assets, end of year (millions)          $152
$136       $170     $158    $148

------------------------------------------------------
----------------------------------
 Ratios to average net assets:
 Expenses                                    0.76%
0.74%      0.75%    0.75%   0.76%
 Net investment income                       5.34
5.26       4.89     5.22    5.44

------------------------------------------------------
----------------------------------
 Portfolio turnover rate                       18%
21%        52%      55%     36%

------------------------------------------------------
----------------------------------

/(1)/Per share amounts have been calculated using the monthly average shares method.



Smith Barney Mutual Funds

  For a Class B share of capital stock outstanding throughout each year ended
  March 31:

                                         2001/(1)/
2000/(1)/  1999/(1)/   1998     1997

------------------------------------------------------
------------------------------------
Net asset value, beginning of year        $11.95
$13.25    $13.44    $12.92   $12.88

------------------------------------------------------
------------------------------------
Income (loss) from operations:
 Net investment income                      0.58
0.59      0.59      0.63     0.64
 Net realized and unrealized gain (loss)    0.51
(1.22)     0.04      0.59     0.02

------------------------------------------------------
------------------------------------
Total income (loss) from operations         1.09
(0.63)     0.63      1.22     0.66

------------------------------------------------------
------------------------------------
Less distributions from:
 Net investment income                     (0.59)
(0.57)     (0.59)    (0.64)   (0.62)
 Net realized gains                           --
(0.10)    (0.23)    (0.06)      --

------------------------------------------------------
------------------------------------
Total distributions                        (0.59)
(0.67)    (0.82)    (0.70)   (0.62)

------------------------------------------------------
------------------------------------
Net asset value, end of year              $12.45
$11.95    $13.25    $13.44   $12.92

------------------------------------------------------
------------------------------------
Total return                                9.38%
(4.82)%    4.80%     9.66%    5.23%

------------------------------------------------------
------------------------------------
Net assets, end of year (000s)           $50,491
$55,108   $69,350   $65,773  $62,249

------------------------------------------------------
------------------------------------
Ratios to average net assets:
 Expenses                                   1.29%
1.26%      1.28%     1.27%    1.28%
 Net investment income                      4.82
4.74      4.37      4.70     4.92

------------------------------------------------------
------------------------------------
Portfolio turnover rate                       18%
21%       52%       55%      36%

------------------------------------------------------
------------------------------------

/(1)/Per share amounts have been calculated using the monthly average shares method.

24


Smith Barney New Jersey Municipals Fund Inc.

  For a Class L share/(1)/ of capital stock outstanding throughout each year ended March 31:

                                          2001/(1)/
2000/(1)/ 1999/(1)(2)/  1998    1997
------------------------------------------------------
-------------------------------------
 Net asset value, beginning of year       $ 11.95
$13.25        $13.43   $12.92  $12.88
------------------------------------------------------
-------------------------------------
 Income (loss) from operations:
 Net investment income                       0.57
0.59          0.58     0.61    0.63
 Net realized and unrealized gain (loss)     0.50
(1.23)         0.05     0.59    0.02
------------------------------------------------------
-------------------------------------
 Total income (loss) from operations         1.07
(0.64)         0.63     1.20    0.65
------------------------------------------------------
-------------------------------------
 Less distributions from:
 Net investment income                      (0.58)
(0.56)        (0.58)   (0.63)  (0.61)
 Net realized gains                            --
(0.10)        (0.23)   (0.06)     --
------------------------------------------------------
-------------------------------------
 Total distributions                        (0.58)
(0.66)        (0.81)   (0.69)  (0.61)
------------------------------------------------------
-------------------------------------
 Net asset value, end of year             $ 12.44
$11.95        $13.25   $13.43  $12.92
------------------------------------------------------
-------------------------------------
 Total return                                9.24%
(4.86)%        4.78%    9.50%   5.17%
------------------------------------------------------
-------------------------------------
 Net assets, end of year (000s)           $13,038
$8,544        $9,093   $6,153  $4,861
------------------------------------------------------
-------------------------------------
 Ratios to average net assets:
 Expenses                                    1.33%
1.32%         1.32%    1.39%   1.32%
 Net investment income                       4.76
4.70          4.32     4.58    4.88
------------------------------------------------------
-------------------------------------
 Portfolio turnover rate                       18%
21%           52%      55%     36%
------------------------------------------------------
-------------------------------------


/(1)/Per share amounts have been calculated using the monthly average shares method.


/(2)/On June 12, 1998, Class C shares were renamed
Class L shares



25



Smith Barney Mutual Funds

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

Smith Barney New Jersey Municipals Fund Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments.
These reports discuss the
market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year end or period.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.



Statement of additional information The statement of additional information provides more detailed information about the fund. It is incorporated by reference into (is legally a part of) this prospectus.



You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service
Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at
Smith Barney Mutual Funds, 7 World Trade Center, 39th
Floor, New York, New York
10048.






Information about the fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. In addition,
information on the operation of the Public Reference
Room may be obtained by
calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following
E-mail address:
publicinfo@sec.gov, or by writing the Commission's
Public Reference Section,
Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor are offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed./SM/ is a service mark of Salomon
Smith Barney Inc.


(Investment Company Act
file no. 811-5406)
FD0231 7/01




PART B-Statement of Additional Information

July 30, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

7 World Trade Center
New York, New York 10048
(800) 451-2010


This Statement of Additional Information ("SAI") is not a prospectus and is meant to be read in conjunction with the prospectus of the Smith Barney New Jersey
Municipals
Fund Inc. (the "fund") dated July 30, 2001, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders that are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a broker/dealer, financial intermediary, or a financial institution (each called a "Service Agent") or by writing or calling the fund at the address or telephone number above.

TABLE OF CONTENTS

Directors and Executive Officers of the Fund	2
Investment Objective and Management Policies of the
Fund	5
Investment Restrictions	15
Risk Factors	17
Special Considerations Relating to New Jersey
Municipal
Securities	20
Special Considerations Regarding Puerto Rico,
the U.S. Virgin Islands and Guam	24
Portfolio Transactions	26
Portfolio Turnover	27
Purchase of Shares	27
Determination of Net Asset Value	33
Redemption of Shares	34
Investment Management and Other Services	37
Valuation of Shares	41
Exchange Privilege	42
Performance Data	43
Dividends, Distributions and Taxes	47
Additional Information	51
Financial Statements	52
Other Information	52
Appendix A	54



DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

The names of the directors of the fund and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund.
Each director who is an "interested person" of the fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.
 The address of the "non-interested" directors and executive officers of the fund is 7 World Trade
Center,
New York, New York  10048, unless otherwise indicated.

Herbert Barg (Age 78).  Director
Private Investor. Director or trustee of 16 investment companies associated with Citigroup Inc. ("Citigroup")
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

*Alfred J. Bianchetti (Age 78).  Director
Retired; formerly Senior Consultant to Dean Witter
Reynolds Inc. Director or trustee of 11 investment
companies associated with Citigroup.  His address is
19
Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 79).  Director
Consultant, HMK Associates; Retired Vice Chairman of the
Board of Restaurant Associates Corp. Director or trustee of 20 investment companies associated with Citigroup.
His address is c/o HMK Associates, 30 Columbia
Turnpike,
Florham Park, New Jersey 07932.

Dwight B. Crane (Age 63).  Director
Professor, Harvard Business School. Director or trustee of 23 investment companies associated with Citigroup.
His address is c/o Harvard Business School, Soldiers
Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 70).  Director
Managing Partner of Dorsett McCabe Management Inc., an investment counseling firm; Director of Research
Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 11 investment companies associated with Citigroup. His address is 201 East 62nd Street, New York, New York
10021.

Elliot S. Jaffe (Age 75).  Director
Chairman of the Board and President of The Dress Barn,
Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 30 Dunnigan
Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 69).  Director
Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park
Avenue, New York, New York 10172.


Joseph J. McCann (Age 70).  Director
Financial Consultant; Retired Financial Executive,
Ryan
Homes, Inc. Director or trustee of 11 investment
companies associated with Citigroup. His address is
200
Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 68). Chairman of the Board and
Investment Officer
Managing Director of Salomon Smith Barney Inc.
("Salomon
Smith Barney"); President of Smith Barney Fund
Management LLC ("SBFM" or the "manager"), (formerly known as SSB Citi Fund Management LLC) and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-
Chairman of the Board and Director or trustee of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York
10048.

Cornelius C. Rose, Jr. (Age 68). Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. Director or trustee of 11 investment companies associated with Citigroup. His address is Meadowbrook Village,
Building
4, Apt 6, West Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 43).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney Mutual funds;
Director and Senior Vice President of SBFM and TIA.
Senior Vice President or Executive Vice President and
Treasurer of 61 investment companies associated with Citigroup. His address is 125 Broad Street, New York,
New York 10004.

Joseph P. Deane (Age 53).  Vice President and
Investment
Officer
Investment Officer of SBFM; Managing Director of
Salomon
Smith Barney. Investment officer of 9 Smith Barney mutual funds. His address is 7 World Trade Center,
New
York, New York 10048.

Paul Brook (Age 47). Controller
Director of Salomon Smith Barney; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to
1997 Partner with Ernst & Young LLP. Controller or
Assistant Treasurer of 43 investment companies associated with Citigroup. His address is 125 Broad
Street, New York, New York 10004.

Christina T. Sydor (Age 50). Secretary
Managing Director of Salomon Smith Barney; General
Counsel and Secretary of SBFM and TIA. Secretary of 61 investment companies associated with Citigroup. Her address is 7 World Trade Center, New York, New York
10048.

As of July 9, 2001, the directors and officers of the fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

To the best knowledge of the directors, as of July 9, 2001, no single shareholder or "group" (as such term is defined in Section 13(d) of the Securities Exchange
Act
of 1934, as amended) beneficially owned more than 5% of the outstanding shares of the fund.

No officer, director or employee of Salomon Smith
Barney
or any of its affiliates receives any compensation from the fund for serving as an officer of the fund or director of the fund. The fund pays each director who is not an officer, director or employee of Salomon
Smith
Barney or any of its affiliates a fee of $1,000 per annum plus $100 per in-person meeting and $100 per telephonic meeting. Each director emeritus who is not an officer, director or employee of Salomon Smith
Barney
or its affiliates receives a fee of $500 per annum plus
$50 per in-person meeting and $50 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.
 For the fiscal year ended March 31, 2001, such expenses totaled $7,347.

For the fiscal year ended March 31, 2001, the directors of the fund were paid the following compensation:







Name of Person





Aggregate
Compensati
on
from Fund
Total
Pension or
Retirement
Benefits
Accrued
As part of
Fund
Expenses


Compensati
on
From Fund
And Fund
Complex
Paid to
Directors



Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg **
$1,400
$0
$116,075
16
Alfred
Bianchetti *
 1,409
  0
   58,900
11
Martin Brody **
 1,200
  0
 132,950
20
Dwight B. Crane
**
 1,409
  0
 153,175
23
Burt N. Dorsett
**
1,409
  0
   59,500
11
Elliot S. Jaffe
**
 1,300
  0
  58,700
11
Stephen E.
Kaufman **
1,409
  0
114,400
13
Joseph J. McCann
**
1,409
  0
59,500
11
Heath B.
McLendon *
0
  0
0
71
Cornelius C.
Rose, Jr. **
 1,409
  0
59,500
11

*	Designates an "interested" director.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund directors are required to change to emeritus status. Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years. A director emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to directors achieving emeritus status totaled $700.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES OF THE
FUND

The prospectus discusses the fund's investment objective and policies. The following discussion supplements the description of the fund's investment policies in the prospectus. For purposes of this SAI, obligations of non-New Jersey municipal issuers, the interest on which is at least exempt from federal income taxation
("Other
Municipal Securities"), and obligations of the State of
New Jersey and its political subdivisions, agencies and public authorities (together with certain municipal issuers such as the Commonwealth of Puerto Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for federal income tax purposes and exempt from New Jersey personal income taxes ("New Jersey Municipal Securities") are collectively referred to as "Municipal Bonds." SBFM serves as investment manager and administrator to the fund.

The fund operates subject to an investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in Municipal
Securities and at least 65% of the aggregate principal amount of its investments in New Jersey Municipal
Securities. Whenever less than 80% of the fund's assets are invested in New Jersey Municipal Securities, the fund, in order to maintain its status as a "qualified investment fund" under New Jersey law, will seek to invest in debt obligations which, in the opinion of counsel to the issuers, are free from state or local taxation under New Jersey or federal laws ("Tax-Exempt
Obligations").  The fund's investments in New Jersey
Municipal Securities and Tax-Exempt Obligations will represent at least 80% of the aggregate principal amount of all of its investments, excluding cash and cash items
(including receivables). Subject to these minimum investment requirements, the fund also may acquire intermediate- and long-term debt obligations consisting of Other Municipal Securities, the interest on which is at least exempt from federal income taxation (not including the possible applicability of the alternative minimum tax). When the manager believes that market conditions warrant adoption of a temporary defensive investment posture, the fund may invest without limit in
Other Municipal Securities and in "Temporary
Investments" as described below.

Non-Diversified Classification

The fund is classified as a non-diversified fund under the 1940 Act, which means the fund is not limited by the
Act in the proportion of its assets it may invest in the obligations of a single issuer. The fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the
"Code"),
which will relieve the fund of any liability for federal income tax and New Jersey franchise tax, as applicable, to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

As a result of the fund's non-diversified status, an investment in the fund may present greater risks to investors than an investment in a diversified fund.
The
investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.

The identification of the issuer of Tax-Exempt
Obligations generally depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity would be deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer.
 If in either case, however, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's"),
Standard
& Poor's Ratings Group ("S&P") and other nationally recognized statistical ratings organizations
("NRSROs")
represent the opinions of those agencies as to the quality of the Municipal Bonds and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest, as well as general economic trends. To the extent the fund invests in lower-rated and comparable unrated securities, the fund's achievement of its investment objective may be more dependent on the manager's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities. The
Appendix contains information concerning the ratings of
Moody's, S&P and other NRSROs and their significance.

Subsequent to its purchase by the fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the fund. Neither event will require the sale of such Municipal Bonds by the fund, but the manager will consider such event in its determination of whether the fund should continue to hold the Municipal Bonds. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems or due to a corporate restructuring of Moody's or S&P or other
NRSRO's, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The fund generally will invest at least 75% of its total assets in investment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB,
SP-2
or A-1 by S&P, or have the equivalent rating by any other NRSRO or in unrated obligations of comparable quality. Unrated obligations will be considered to be of investment grade if deemed by the manager to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or better by Moody's or BBB or better by S&P.
 The balance of the fund's assets may be invested in securities rated as low as C by Moody's or D by S&P or have the equivalent rating by any other NRSRO, or deemed by the manager to be comparable unrated securities, which are sometimes referred to as "junk bonds."
Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments.

Low and Comparable Unrated Securities. While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

While the market for municipal securities is considered to be generally adequate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such recession, however, would likely disrupt severely the market for such securities and adversely affect the value of the securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the fund.

Because many issuers of New Jersey Municipal
Securities
may choose not to have their obligations rated, it is possible that a large portion of the fund's portfolio may consist of unrated obligations. Unrated obligations are not necessarily of lower quality than rated obligations, but to the extent the fund invests in unrated obligations, the fund will be more reliant on the manager's judgment, analysis and experience than would be the case if the fund invested only in rated obligations.

Municipal Bonds. Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Bonds if the interest paid thereon qualifies as excluded from gross income
(but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer.

The yield on Municipal Bonds is dependent upon a variety of factors, including general economic and monetary conditions, general money market conditions, general conditions of the Municipal Bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation offered and the rating of the issue.

Municipal Bonds also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal
Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.
There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially affected.

Municipal Leases. The fund may invest without limit in
"municipal leases," which generally are participations in intermediate-and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment.
Although
lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain
"non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose yearly. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although
"non-
appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations.
In
evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

Private Activity Bonds. The fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds. Dividends derived from interest income on New Jersey Municipal Securities are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

The fund may invest without limit in debt obligations which are repayable out of revenue streams generated from economically-related projects or facilities or debt obligations whose issuers are located in the same state.
 Sizeable investments in such obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties
 Revenue securities may also include private activity bonds which may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuers. Sizable investments in such obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

Zero Coupon Securities. Zero coupon securities involve special considerations. The fund may also invest in zero coupon bonds. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity of a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

Current federal income tax laws may require the holder of a zero coupon security to accrue income with respect to that security prior to the receipt of cash payments.
To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the fund may be required to distribute income accrued with respect to zero coupon securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

When-Issued Securities.  The fund may purchase
Municipal
Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing
Municipal Bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or New Jersey state personal income tax.

When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain an advantageous price.

Repurchase Agreements. As a defensive position only, the fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, the manager, acting under the supervision of the fund's board of directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend its portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

Temporary Investments. When the fund is maintaining a defensive position, the fund may invest in short-term investments ("Temporary Investments") consisting of:
(a)
tax-exempt securities in the form of notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's, S&P or the equivalent rating from another NRSRO or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest grades by Moody's, S&P or the equivalent rating from another NRSRO; and (b) the following taxable securities: obligations of the United
States government, its agencies or instrumentalities
("U.S. government securities"), repurchase agreements, other debt securities rated within the three highest grades by Moody's, S&P or the equivalent rating from another NRSRO, commercial paper rated in the highest grade by either of such rating services, and certificates of deposit of domestic banks with assets of
$1 billion or more. The fund may invest in Temporary
Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the fund's total assets be invested in Temporary
Investments
unless the fund has adopted a defensive investment policy. The fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or shares of the fund's common stock, or in order to have highly liquid securities available to meet anticipated redemptions. For the fiscal year ended March 31, 2001, the fund did not invest in taxable Temporary
Investments.

Financial Futures and Options Transactions. The fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. Such investments, if any, by the fund will be made for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions and where the transactions are economically appropriate to the reduction of risks inherent in the management of the fund. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on a municipal bond index or related to debt securities, the prices of which are anticipated by the manager to correlate with the prices of the New Jersey Municipal Securities owned or to be purchased by the fund.

In entering into a financial futures contract, the fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade, which may charge a higher amount.
Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as
"variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a financial futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading
Commission
applicable to the fund require that its transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if the fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on a deposit for the contracts.

Municipal Bond Index Futures Contracts. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A- or higher by S&P or A or higher by Moody's began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the fund, as the holder of long-term municipal securities, is to protect the fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond portfolio. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds that are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time.
Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

If the fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its portfolio and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.
Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

When the fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian (and/or such other persons as appropriate) to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged.

Options on Financial Futures Contracts. The fund may purchase put and call options on futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The fund will sell put and call options on interest rate futures contracts only as part of closing sale transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract;
however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the manager, which could prove to be inaccurate. Even if the manager's expectations are correct there may be an imperfect correlation between the change in the value of the options and of the fund's portfolio securities.

Other Investments. The fund may invest up to 15% of its total assets in securities with contractual or other restrictions on resale and other instruments which are not readily marketable. Notwithstanding the foregoing, the fund will not invest more than 10% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933
Act"))
that are restricted. The fund does not expect to invest more than 5% of its assets in repurchase agreements.
In
addition, the fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The fund also is authorized to borrow an amount of up to 10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) in order to meet anticipated redemptions and to pledge its assets to the same extent in connection with the borrowings.

INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 6 below may not be changed without the approval of the holders of a majority of the outstanding shares of the fund, defined as the lesser of
(a) 67% of the fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of directors at any time. The fund's investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the fund.



The fund may not:

	1.	Issue "senior securities" as defined in
the
1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Invest more than 25% of its total assets
in
securities, the issuers of which are in the same industry. For purposes of this limitation, U.S.
government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	3. 	Borrow money, except that (a) the fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

	4.	Make loans.  This restriction does not
apply
to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and
(c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	5.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

	6.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

	7. 	Purchase any securities on margin (except
for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	8.	Purchase or otherwise acquire any security
if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	9.	Purchase or sell oil and gas interests.

	10.	Invest more than 5% of the value of its
total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S. government securities. For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.

	11.	Invest in companies for the purpose of
exercising control.

	12. 	Invest in securities of other investment
companies, except as they may be acquired as part of a
merger, consolidation or acquisition of assets and
except to the extent permitted by Section 12 of the
1940
Act (currently, up to 5% of the total assets of the fund and no more than 3% of the total outstanding voting stock of any one investment company).

	13.	Engage in the purchase or sale of put,
call,
straddle or spread options or in the writing of such options, except that the fund may engage in transactions involving municipal bond index and interest rate futures contracts and options thereon after approval of these investment strategies by the board of directors and notice thereof to the fund's shareholders.

Certain restrictions listed above permit the fund to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.

RISK FACTORS

The following summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the State of New
Jersey and Puerto Rico, and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and does not purport to be complete. The fund has not undertaken to verify independently such information and the fund assumes no responsibility for the accuracy of such information.
These summaries do not provide information regarding most securities in which the fund is permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on private activity bonds ("AMT-Subject bonds"), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, in which the fund will invest. See
"Alternative Minimum Tax" below. Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the fund. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.
 In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control. Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

Alternative Minimum Tax

Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all Tax-Exempt
Obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such AMT-subject bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-
Subject bonds. AMT-Subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision.
Typically the obligation of the issuer of AMT-Subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which fund assets may be invested.

Risk of Concentration In a Single State

The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded the state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors on state, municipal and public authority debt obligations to meet their obligations thereunder.
Investors should be aware of certain factors that might affect the financial condition of issuers of municipal securities, consider the greater risk of the concentration of a fund versus the safety that comes with a less concentrated investment portfolio and compare yields available in portfolios of the relevant state's issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

Municipal securities in which the fund's assets are invested may include debt obligations of the municipalities and other subdivisions of the relevant state issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which municipal securities may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter, including most AMT-
Subject bonds, are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the state and its political subdivisions to pay their debts. It is not possible to provide specific details on each of these obligations in which fund assets may be invested. However, all such securities, the payment of which is not a general obligation of an issuer having general taxing power, must satisfy, at the time of an acquisition by the fund, the minimum rating(s). See "Appendix A: Bond and Commercial Paper Ratings" for a description of ratings and rating criteria. Some municipal securities may be rated based on a "moral obligation" contract which allows the municipality to terminate its obligation by deciding not to make an appropriation. Generally, no legal remedy is available against the municipality that is a party to the "moral obligation" contract in the event of such non-appropriation.

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be affected negatively by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets.
If
the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, or the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline significantly in value.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the New
Jersey legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share.

Education. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans.
 Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs.
 Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers.
In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages.
Consequently,
there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow.
 Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

RISK FACTORS

The following summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the State of New
Jersey, Puerto Rico, Guam and the U.S. Virgin Islands, and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and does not purport to be complete. The fund has not undertaken to verify independently such information and the trust assumes no responsibility for the accuracy of such information and will not update it during the year. These summaries do not provide information regarding most securities in which the fund is permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on Alternative Minimum Tax-Subject bonds in which the fund will invest.

Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the fund. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control.
Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

NEW JERSEY RISK FACTORS.

The State of New Jersey and public entities therein are authorized to issue two general classes of indebtedness, the interest on which is exempt from federal income taxation: general obligation bonds and special obligation or revenue bonds. Both classes of bonds may be included in the fund portfolio. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the issuing entity, backed up by such entity's taxing authority, without recourse to any specific project or source of revenue. Special obligation or revenue bonds are typically repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and are issued by entities without taxing power.
Unless specifically guaranteed, neither the State of New
Jersey, any county, municipality nor any political subdivisions thereof (except for the issuing entity) are liable for the payment of principal of or interest on revenue bonds.

General obligation bonds are repaid from revenues obtained through the issuing entity's general taxing authority. The current political climate encourages maintaining or even lowering current tax levels. New
Jersey law, however, requires taxes to be levied to repay debt.

Any reduction in the amount of revenue generated by a facility or project financed by special obligation bonds will affect the issuing entity's ability to pay debt service on such bonds and no assurance can be given that sufficient revenues will be obtained from the facility or project to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

There are several types of public agencies in New
Jersey
that are authorized to issue revenue bonds for essential public purposes, including utilities authorities, improvement authorities, sewerage authorities, housing authorities, parking authorities, redevelopment agencies and various other authorities and agencies. These public agencies have issued bonds for the construction of hospitals, housing facilities, pollution control facilities, water and sewage facilities, power and electric facilities, resource recovery facilities and other public projects or facilities.

Certain difficulties may occur in the construction or operation of such facilities or projects that would adversely affect the amount of revenues derived therefrom in order to support the issuing entity's payment obligation on the bonds issued therefor.
Hospital facilities, for example, are subject to 70 changes in Medicare and Medicaid reimbursement regulations, attempts by federal and state legislature to limit costs for health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there may be several proposals pending on a federal and state level concerning health care which may further affect a hospital's debt service obligation. Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of federal or state subsidies, while power and electric facilities and resource recovery facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

The New Jersey Economic Development Authority (the
"EDA") is a major issuer of special obligation bonds on a conduit basis in connection with its authority, pursuant to New Jersey law, to make loans and extend credit for the financing of projects for public purposes. The EDA issues the bonds and loans the proceeds to a borrower who agrees to repay the EDA amounts sufficient to pay principal and interest on the bonds when the same becomes due.

Some borrowers that financed facilities with proceeds of industrial development bonds issued by the EDA have defaulted on their repayment obligations to the EDA.
Since these special obligation bonds were payable only from money received from the specific projects that were funded or from other sources pledged by the borrower to support its repayment obligation, the EDA was unable to pay debt service to the holders of the bonds issued for the respective projects. However, because each issue of special obligation bonds depends on its own revenue for repayment, these defaults should not affect the ability of the EDA to pay debt service on other bonds it issues in the future on behalf of qualified borrowers.

New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,098 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the
Delaware
River Port Authority and the South Jersey Port
Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced most of New Jersey's economy.
This
central location in the northeastern corridor, the transportation and port facilities and proximity to New
York City make New Jersey an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in New Jersey.

New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since
1976, casino gambling in Atlantic City has been an important New Jersey tourist attraction.

New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27% in the 1970s. Between 1980 and 1990, the annual rate of growth rose to 0.51% and between 1990 and 1999, accelerated to .55% (according to the United States
Department of Commerce, Bureau of the Census). While this rate of growth is less than that for the United
States, it compares favorably with other Middle
Atlantic
States.

The small increase in New Jersey's total population during the past quarter century masks the redistribution of population within New Jersey. There has been a significant shift from the northeastern industrial areas toward the four coastal counties (Cape May, Atlantic, Ocean and Monmouth) and toward the central New Jersey counties of Hunterdon, Somerset and Middlesex.

During 1999, a continuation of the national business expansion, a strong business climate in New Jersey and positive developments in neighboring metropolitan areas contributed to New Jersey's economic expansion - the second strongest year for economic growth since 1988.

Employment within New Jersey increased by 1.7% in 1999,
resulting in an increase of over 65,000 jobs. Job gains were primarily spread across the service producing industries with particularly strong growth in wholesale and retail trade (20,500) and business services
(20,200). Computer software and personnel supply related companies accounted for the bulk of the job growth in the business services sub-sector, adding 15,000 jobs.

During the past decade, New Jersey's job growth has
been
concentrated in five major "growth clusters": health,
high technology, logistics, financial and
entertainment.
Combined, these five growth clusters added over
200,000
jobs during the ten years from 1988 to 1998, a 19% growth rate compared to a 4% growth rate for all other industries in New Jersey. These growth clusters grew by
2.6% in 1999, over twice the rate of 1.2% for all other industries in New Jersey.

With strong labor market conditions, New Jersey's personal income increased at a pace of 5.6% in 1999, just below the 5.8% national rate. The strong New
Jersey
economy also led to a 7.0% growth in retail sales. Low inflation, approximately 2%, continues to benefit New
Jersey consumers and businesses, and low interest rates have increased spending on housing and other consumers durables. In 1999, home building was at its highest level since 1988.

New Jersey's unemployment rate remained low in 1999 - close to the national average. Joblessness, in terms of both absolute level and its rate, has been falling steadily since its peak in 1992. The early trends in year 2000 indicate that the number of unemployed persons in New Jersey has dropped to its lowest level since mid-
1989.

The economic outlook for 2000/2001 is for continued
growth, but at somewhat more moderate rates.
Employment
is expected to increase by approximately 58,000 jobs,
reflecting a slowing national economy and shortages in
skilled technical specialties that will constrain job
growth. The outlook also indicates a slowing in New
Jersey personal income growth from 6.2% in 2000 to
5.9%
in 2001.

A slower growing national economy makes it increasingly unlikely that any changes in national economic or fiscal policy will be implemented that will impact New
Jersey's
economy significantly in the forecast period. However, uncertainties in the international economy are likely to remain due to oil price and currency issues. Other areas of concern include the volatility in the stock market, possible significant shifts in consumer and investor confidence, unstable and potentially deflationary international economic conditions, and the prospect of leaner United States corporate profits. In addition, the restructuring of major industries will continue due to cost containment, globalization of competition and deregulation concerns. Although the forecasts for 2000/2001 contain more risks than in the recent past, the basic fundamentals of New Jersey's economic health remain favorable.

The New Jersey outlook is based on expected national economic performance and on recent New Jersey strategic policy actions aimed at infrastructure improvements, effective education and training of New Jersey's workforce, and maintaining a competitive business environment. Investments in each of these policy areas are critical to maintaining the long-term health of New
Jersey's economy.

To the extent that any adverse conditions exist in the future that affect the ability of public agencies within
New Jersey to pay debt service on their obligations, the value of the fund may be immediately and substantially affected.

PUERTO RICO RISK FACTORS

Puerto Rico is a commonwealth of the United States.
Its
economy is based on manufacturing, services, and tourism and generally parallels the United States's economy.
Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal
Revenue Code. These tax incentives allow tax credit claims to U.S. domestic corporations that operate a large amount of their business in Puerto Rico;
however,
these incentives will be phased out by the year 2006.
 This may decrease Puerto Rico's competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters could have a negative on the overall economy of Puerto
Rico.

VIRGIN ISLANDS RISK FACTORS

The Virgin Islands are a self-governed territory of the
United States and include St. Thomas, St. John and St.
Croix.  The islands are located in the Lesser
Antilles,
southeast of Florida. The Virgin Islands' economy is heavily dependent on tourism for both revenue and employment. Natural disasters and economic difficulties in the United States could have a negative impact on the tourism industry and may also have a negative impact on the overall economy of the Virgin Islands.

GUAM RISK FACTORS

Guam is a self-governed territory of the United States located west-southwest of Hawaii and southeast of Japan.
 Guam's economy is dependent on revenues from tourism, the U.S. military and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. military operations and natural disasters may have a negative impact on Guam's economy.

PORTFOLIO TRANSACTIONS

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 1999, 2000 and
2001 fiscal years, the fund has paid no brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund.
 Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of its use of such supplemental information. Such information may be useful to the manager in serving both the fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase Tax-Exempt Obligations during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC"). Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation. The fund also may execute portfolio transactions through Salomon
Smith
Barney and its affiliates in accordance with rules promulgated by the SEC.

While investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. For the 2001 and 2000 fiscal years, the fund's portfolio turnover rates were 18% and
21%, respectively.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000

4.00%

 4.17%

  3.60%
$ 25,000 - 49,999

3.50

 3.63

  3.15
50,000    99,999

3.00

 3.09

  2.70
100,000    249,999

2.50

 2.56

  2.25
250,000     499,999

1.50

 1.52

  1.35
500,000 or more

 *

    *
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred
Sales Charge Provisions" section.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred
Sales Charge Provisions" section. Until June 22, 2002 purchases of Class L shares by investors who were holders of Class C shares of the fund and/or other
Smith
Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith
Barney Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Service Agent.
When
purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or
Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000.
Subsequent
investments of at least $50 may be made for all Classes.
For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.
It is not recommended that the fund be used as a vehicle for Keogh, Individual Retirement Account or other qualified retirement plans.

Purchase orders received by the fund or a Service
Agent
prior to the close of regular trading on the New York
Stock Exchange, Inc. (the "NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the
''trade
date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service
Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan,
Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least
$25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to
$25 by Salomon Smith Barney or the sub-transfer agent.
 The Systematic Investment Plan also authorizes
Salomon
Smith Barney to apply cash held in the shareholder's
Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.  Purchases of Class A
shares may be made at net asset value without a sales
charge in the following circumstances: (a) sales to
(i)
board members and employees of Citigroup and its
subsidiaries and any Citigroup affiliated funds
including the Smith Barney mutual funds (including
retired board members and employees); the immediate
families of such persons (including the surviving
spouse
of a deceased board member or employee); and to a
pension, profit-sharing or other benefit plan for such
persons and (ii) employees of members of the National
Association of Securities Dealers, Inc., provided such
sales are made upon the assurance of the purchaser
that
the purchase is made for investment purposes and that
the securities will not be resold except through
redemption or repurchase; (b) offers of Class A shares
to any other investment company to effect the
combination of such company with the fund by merger,
acquisition of assets or otherwise; (c) purchases of
Class A shares by any client of a newly employed
Salomon
Smith Barney Financial Consultant (for a period up to
90
days from the commencement of the Financial
Consultant's
employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d)
purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith
Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; and (g) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate.
 In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal.
 If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
 Please contact a Service Agent or Citi Fiduciary
Trust
Company (the "transfer agent") to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of Intent
may also be used as a way for investors to meet the
minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Allocation Series Inc., for which there is no minimum
purchase amount).  Such investors must make an initial
minimum purchase of $5,000,000 in Class Y shares of
the
fund and agree to purchase a total of $15,000,000 of
Class Y shares of the fund within 13 months from the
date of the Letter. If a total investment of
$15,000,000
is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class
A
shares, where they will be subject to all fees
(including a service fee of 0.15%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the transfer agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets;
(b)
reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than
12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Salomon
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class
B shares by shareholders.




Year Since Purchase Payment Was Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time.
 The length of time Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney.

To provide an example, assume an investor purchased
100
Class B shares of the fund at $10 per share for a cost
of $1,000.  Subsequently, the investor acquired 5
additional shares of the fund through dividend
reinvestment.  During the fifteenth month after the
purchase, the investor decided to redeem $500 of his
or
her investment.  Assuming at the time of the
redemption
the net asset value had appreciated to $12 per share,
the value of the investor's shares would be $1,260
(105
shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a)
exchanges (see ''Exchange Privilege''); (b) automatic
cash withdrawals in amounts equal to or less than
1.00%
per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic
Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers
Act of 1940 purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Service Agent.

DETERMINATION OF NET ASSET VALUE

Each class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and
Christmas,
and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the board of directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Over-the-counter securities are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's board of directors. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of directors.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the board of directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of directors.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price per Class A and Class
Y share of the fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price per Class B and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The method of computing the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon
Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Service Agent or by submitting a written request for redemption to:

Smith Barney New Jersey Municipals Fund Inc.
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
	P.O. Box 9699
	Providence, RI 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve
System
or member firm of a national securities exchange.
Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.
Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, directors or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Telephone Redemption and Exchange Program.
Shareholders
who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with a signature guarantee, that will be provided by the sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $50,000 of
any class or classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve
System
or have a correspondent relationship with a member bank.
 The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire
Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-
800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern
time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption
and Exchange Program.   Neither the fund nor its
agents
will be liable for following instructions communicated by telephone that are reasonably believed to be genuine.
 The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the board of directors may deem advisable; however, payments shall be made wholly in cash unless the board of directors believes economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset
Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Distributions in Kind

If the fund's board of directors determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With
respect to Withdrawal Plans in effect prior to November
7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the
Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal
Plan are reinvested automatically at net asset value in additional shares of the fund. For additional information, shareholders should contact a Service
Agent
or the sub-transfer agent. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals. For additional information, shareholders should contact a Service Agent or the sub-transfer agent.

The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly.
The
withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences.
(With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Service Agent or the sub-transfer agent.


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SBFM

SBFM serves as investment adviser to the fund pursuant to an investment advisory agreement (the "Investment
Advisory Agreement") with the fund which was approved by the board of directors, including a majority of directors who are not "interested persons" of the fund or of SBFM. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup.
Subject to the supervision and direction of the fund's board of directors, SBFM manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund.
SBFM
pays the salary of any officer and employee who is employed by both it and the fund. SBFM bears all expenses in connection with the performance of its services. SBFM (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to investment company clients that had aggregate assets under management as of
 June 1, 2001 of approximately $195 billion.

As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at 0.30% of the value of the fund's average daily net assets. For the fiscal years ended March
31,
1999, 2000 and 2001, the fund paid the manager net of fee waivers and expense reimbursements, $722,522, $672,124 and $604,870, respectively, in investment advisory fees.

SBFM also serves as administrator to the fund pursuant to a written agreement (the "Administration
Agreement").
 SBFM pays the salary of all officers and employees who are employed by both it and the fund and bears all expenses in connection with the performance of its services. As administrator SBFM: (a) assists in supervising all aspects of the fund's operations; b) supplies the fund with office facilities (which may be in SBFM's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state Blue Sky authorities.

As compensation for administrative services rendered to the fund, the manager receives a fee computed daily and payable monthly at the following annual rates of average daily net assets: 0.20% up to $500 million; and 0.18% in excess of $500 million. For the fiscal years ended
March 31, 1999, 2000 and 2001 the fund paid the manager in administration fees $481,681, $448,083 and $403,247, respectively.

The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of directors of the fund who are not officers, directors, shareholders or employees of Salomon Smith Barney or the manager; SEC fees and state Blue Sky notice fees; charges of custodians;
transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses;
costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of directors of the fund.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment adviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund.
 All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York,
New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York 10038, serves as counsel to the directors who are not "interested persons" of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements for the fiscal year ending March
31, 2002.

Custodian, Transfer Agent and Sub-Transfer Agent

PFPC Trust Company, ("PFPC" or the "custodian") located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania
19153, serves as the custodian of the fund. Under the custody agreement, the custodian holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940
Act.

Citi Fiduciary Trust Company, (the "transfer agent") located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent.
 Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders.
 For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services, located at Exchange Place,
Boston, Massachusetts 02109, serves as the fund's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Distributor

Salomon Smith Barney, Inc. located at 388 Greenwich
Street, New York, New York 10013 serves as the fund's
distributor pursuant to a written agreement dated June
5, 2000 (the "Distribution Agreement") which was
approved by the fund's board of directors, including a
majority of the independent directors, on April 17,
2000
and July 12, 2000.  Prior to June 5, 2000, CFBDS, Inc.
("CFBDS") served as the fund's distributor.

For the period October 8, 1998 through March 31, 1999 the aggregate dollar amount of sales charges on Class
A
shares was $172,000, $154,800 of which was paid to Salomon Smith Barney. For the 2000 fiscal year, the aggregate dollar amount of sales charges on Class A shares was $144,000, of which $129,600 was paid to Salomon Smith Barney. For the 2001 fiscal year, the aggregate dollar amount of sales charges on Class A shares was $222,000, of which a portion was paid to Salomon Smith Barney and CFBDS.

For the period October 8, 1998 through March 31, 1999 the aggregate dollar amount of sales charges on Class
L
shares was $14,000, $12,600 of which was paid to Salomon
Smith Barney. For the 2000 fiscal year, the aggregate dollar amount of sales charges on Class L shares was $25,000, of which $22,500 was paid to Salomon Smith
Barney. For the 2001 fiscal year, the aggregate dollar amount of sales charges on Class L was $33,000, of which a portion was paid to Salomon Smith Barney and CFBDS.

For the fiscal years ended March 31, 1999, 2000 and 2001, Salomon Smith Barney or its predecessor received from shareholders $51,000, $93,000 and $43,000, respectively, in deferred sales charges on the redemption of Class B shares. For the fiscal years ended March 31, 1999, 2000 and 2001, Salomon Smith
Barney or its predecessor received from shareholders
$2,000, $2,000 and $2,000, respectively, in deferred sales charges on redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory
Agreement for continuance.

Distribution Arrangements.  To compensate Salomon
Smith
Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays
Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares.

In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.
The Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.55%, respectively, of the value of the fund's average net assets attributable to the shares of each Class.

For the fiscal year ended March 31, 2001, Salomon
Smith
Barney incurred distribution expenses totaling
$603,241,
consisting of $31,553 for advertising, $4,172 for printing and mailing of prospectuses, $304,688 for support services, $259,405 to Salomon Smith Barney
Financial Consultants, and $3,423 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:





Distribution Plan Fees





Fiscal Year
Ended 3/31/01

Fiscal Year
Ended 3/31/00

Fiscal Year
Ended 3/31/99

Class A

$  209,241

$  228,500

$   248,265

Class B

$  341,798

$  404,862

$   440,192

Class L*

$    66,819

$    66,096

$     53,263

* Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of directors, including a majority of the independent directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the directors and independent directors in the manner described above. The Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the independent directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's board of directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

The fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

When, in the judgement of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value based on securities of similar type, yield and maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the board of directors determines that amortized cost is or approximates fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets for which market quotations are not readily available will be valued in good faith at fair value by or under the direction of the fund's board of directors.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney mutual funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class
A,
Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective
Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding Exchanges.  The Fund
is
not designed to provide investors with a means of
speculation on short-term market movements.  A pattern
of frequent exchanges by investors can be disruptive
to
efficient portfolio management and, consequently, can
be
detrimental to the Fund and its shareholders.
Accordingly, if the Fund's management in its sole
discretion determines that an investor is engaged in
excessive trading, the Fund, with or without prior
notice, may temporarily or permanently terminate the
availability to that investor of Fund exchanges, or
reject in whole or part any purchase or exchange
request
with respect to such investor's account. Such
investors
also may be barred from purchases and exchanges
involving other funds in the Smith Barney Mutual Fund
family.   Accounts under common ownership or control
will be considered as one account for purposes of determining a pattern of excessive trading. The Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The
Fund's policy on excessive trading applies to investors who invest in the Fund directly or through Service
Agents, but does not apply to any systematic investment
 plans described in the prospectus.

During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

PERFORMANCE DATA

From time to time, the fund may quote total return of a class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA
Investment Technologies, Inc., Changing Times, Forbes,
Fortune, Institutional Investor, Investor's Business
Daily, Money, Morningstar Mutual Fund Values, The New
York Times, USA Today and The Wall Street Journal.

Yield and Equivalent Taxable Yield

A Class' 30-day yield figure described below is calculated according to a formula prescribed by the SEC.
The formula can be expressed as follows:

YIELD =2 [(a-b +1)6-1]
						        cd

Where:	 a = dividends and interest earned during
the period.
		 b = expenses accrued for the period (net of reimbursement).
c = the average daily number of shares
outstanding during the period that were
entitled to receive dividends.
	 d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned
(variable "a'' in the formula) on debt obligations that were purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The fund's equivalent taxable 30-day yield for a Class of shares is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yields on municipal securities are dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that in periods of declining interest rates the fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield for each Class of shares will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.


The fund's yield for Class A, Class B and Class L shares for the 30-day period ended March 31, 2001 was 4.58%, 4.18% and 4.08%, respectively. The equivalent taxable yield for Class A, Class B and Class L shares for that same period was 9.32%, 8.51% and 8.31%, respectively, assuming the payment of federal income taxes and New
Jersey taxes at a rate of 39.6% and 6.37%, respectively.
 No yield information is present for Class Y shares because no Class Y shares were outstanding for the 30-day period ended March 31, 2001.


THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.

Average Annual Total Return

"Average annual total return," as described below, is computed according to a formula prescribed by the SEC.
 The formula can be expressed as follows:

	P (1+T)n = ERV

Where:		 	P = 	a hypothetical initial
payment of $1,000.
T = 	average annual total return.
N =	number of years.
ERV =	Ending Redeemable Value of a
hypothetical $1,000 investment
made at the beginning of a 1-,
5-, or 10-year period at the
end of a 1-, 5-, or 10-year
period (or fractional portion
thereof), assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return for the
fiscal year ended March 31, 2001



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
5.51%
4.40%
6.10%
6.97%
Class B3
4.88%
4.55%
N/A
5.27%
Class L4
7.17%
4.42%
N/A
5.93%
_______________________
	1	Class A, B,  L, and Y commenced operations
on
April 22, 1988, November 6, 1992, December 13,
1994 and November 7, 1994, respectively.
	2      The average annual total return figure
assumes
that the maximum 4.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge or
deferred sales charge had not been deducted, the
average annual total return for Class A shares
for the same periods would have been 9.92%,
5.26%, 6.54% and 7.31% for one year, five year
and ten year and since inception of the fund,
respectively.
	3	The average annual total return figure
assumes
that the maximum applicable deferred sales charge
has been deducted from the investment at the time
of redemption.  If the maximum deferred sales
charge or deferred sales charge had not been
deducted, the average annual total return for
Class B shares for the same periods would have
been 9.38%, 4.72% and 5.27%, for the one year,
five year and since inception of the fund,
respectively.
	4	The average annual total return figure
assumes
that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same periods would have been 9.24%, 4.63% and 6.10% for one year, five year and since inception of the fund, respectively.

No average annual total return information is present for Class Y shares because no Class Y shares were outstanding for the periods presented for Class A, B and
L shares.

Aggregate Total Return

"Aggregate total return" represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

	ERV-P
	P

Where: 	P =	a hypothetical initial payment of
$10,000.
ERV=	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of a 1-, 5-, or 10-
year period at the end of a 1-, 5-,
or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Annual Total Return for
the fiscal year ended March 31, 2001



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
5.51%
24.04%
80.80%
139.16%
Class B3
4.88%
24.95%
N/A%
  53.92%
Class L4
7.17%
24.16%
N/A
  43.72%
_______________________
	1	Class A, B,  L, and Y commenced operations
on
April 22, 1988, November 6, 1992, December 13,
1994 and November 7, 1994, respectively.
        2         The average annual total return
figure
assumes that the maximum 4.00% sales charge has
been deducted from the investment at the time of
purchase.  If the maximum sales charge or
deferred sales charge had not been deducted, the
average annual total return for Class A shares
for the same periods would have been 9.92%,
29.24%, 88.38% and 149.23% for one year, five
year and ten year and since inception of the
fund, respectively.
	3	The average annual total return figure
assumes
that the maximum applicable deferred sales charge
has been deducted from the investment at the time
of redemption.  If the maximum deferred sales
charge or deferred sales charge had not been
deducted, the average annual total return for
Class B shares for the same periods would have
been 9.32%, 25.91% and 53.92%, for the one year,
five year and since inception of the fund,
respectively.
	4	The average annual total return figure
assumes
that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same periods would have been 9.24%, 25.41% and 45.17% for one year, five year and since inception of the fund, respectively.

No aggregate total return information is presented for Class Y shares because no Class Y shares were outstanding for the periods presented for Class A, B and
L shares.

Performance will vary from time to time depending on market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered as representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each
Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to declare and pay exempt-interest dividends monthly.
Dividends from net realized capital gains, if any, will be distributed annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains in order to avoid a federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge.

The per share amounts of the exempt-interest dividends on Class B and Class L shares will be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares will be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of fund shares (A, B, L and Y).

Taxes. The following is a summary of the material federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state and local consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

As described in the fund's prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes and which is exempt from New Jersey personal income taxes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans,
H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than
5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to federal income tax on its net investment company income (i.e., taxable income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains")) and its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.

At March 31, 2001, the unused capital loss carryovers of the fund were approximately $4,497,000. For federal income tax purposes, these amounts are available to be applied against future realized capital gains, if any.
 The carryovers expire as follows:


March 31,
2008
March 31, 2009
Carryforward Amount
$1,315,000
$3,182,000

The Code imposes a 4% nondeductible excise tax on the
fund to the extent it does not distribute by the end
of
any calendar year at least 98% of its net investment
income for that year and 98% of the net amount of its
capital gains (both long-term and short-term) for the
one-year period ending, as a general rule, on October
31
of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income.
 In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.
In
addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains with respect to certain of its assets
(the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively, "section 1256 contracts") will be subject to special provisions of the
Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also
(a)
will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Taxation of Shareholders

Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes and New
Jersey personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the fund which represents income derived from private activity bonds held by the fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of the fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of the fund's dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation.
Shareholders
should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal "excess net passive income" tax.

The fund does not expect to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares.
Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g.,an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
 This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for federal income tax purposes dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the federal income tax and New Jersey personal income tax status of the dividends and distributions made by the fund to its shareholders.
These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from federal income taxation and New Jersey personal income taxation and the dollar amount of dividends subject to federal income taxation and New Jersey personal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in the fund. To the extent the fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
 Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The fund was incorporated under the laws of the State of
Maryland on November 12, 1987 and is registered with the
SEC as a non-diversified, open-end management investment company. The fund commenced operations on April 22, 1988 under the name Shearson Lehman New Jersey
Municipals Inc. On October 14, 1994, the fund changed its name to Smith Barney New Jersey Municipals Fund
Inc.

Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The board of directors does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares, and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have on vote for each full share owned and proportionate, fractional vote for any fractional share held of that Class.
Generally,
shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

The fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Service Agent or the transfer agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
March
31, 2001 was filed on June 8, 2001 and is incorporated by reference in its entirety, Accession Number
00000950130-01-502252.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average
21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer five "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Classic Investor Series our portfolio manager driven funds
The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Index Series  funds that track the market
Our Index funds are designed to provide investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.


Premier Selections Series our best ideas, concentrated funds
We offer a series of Premier Selections funds managed by several of our most experienced and proven managers.
This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series driven by exhaustive fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset
Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series  our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjuction with your financial professional.



APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

	AAA

Prime - These are obligations of the highest quality.
 They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.



A

Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears adequate.

	BBB

Medium Grade - Of the investment grade ratings, this is the lowest.

General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds - Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
 While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

The rating C is reserved for income bonds on which no interest is being paid.





	D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated
SP-1
have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

	Aaa

Bonds that are Aaa are judged to be of the best quality.
 They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
 They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

	C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment
Grade
(MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG).
This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad-based access to the market for refinancing, or both.
Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.
Liquidity
and cash flow may be narrow and market access for refinancing is likely to be less well established.



SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.



Statement of


Additional
Information























July 30, 2001




Smith Barney New Jersey Municipals Fund Inc.
7 World Trade Center
New York, NY  10048

	SALOMON
SMITH BARNEY

	A Member
of Citigroup [Symbol]
 Language taken from CAMU SAI


45





Part C-Other Information

Item 23.Exhibits

All references are to the Registrant's Registration
Statement on Form N-1A as filed with the Securities and Exchange Commission on December 1, 1987. File Nos. 33-
18779 and 811-5486  (the "Registration Statement").

(a)(1)	Registrant's Articles of Incorporation
dated November 12, 1987, Articles of
Amendment dated December 15, 1988 to
Articles of Incorporation, Articles of
Revival dated March 31, 1992 to Articles of
Incorporation, Articles Supplementary dated
November 5, 1992 to Articles of
Incorporation, and Articles of Amendment dated July 30, 1993, to Articles of
Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the
Registration Statement filed on August 1,
1994 ("Post-Effective Amendment No. 12").

(a)(2)	Form of Articles of Amendment dated October
14, 1994 to the Articles of Incorporation are incorporated by reference to Post-
Effective Amendment No. 13 to the
Registration Statement filed on November 7,
1994 (Post-Effective Amendment No. 13).

(a)(3)	Form of Articles Supplementary and Form of
Articles of Amendment dated November 7,
1994 to the Articles of Incorporation are incorporated by reference to Post-Effective
Amendment No. 13.

(a)(4)	Articles of Amendment dated June 1, 1998
of the Articles of Incorporation is
incorporated by reference to Post-
Effective Amendment No. 19 to the
Registration Statement filed on May 25,
1999 ("Post-Effective Amendment No. 19").

(b)(1)	Registrant's By-Laws dated November 23,
1987 are incorporated by reference to the Registration Statement.

(c)(1)	Registrant's form of stock certificate is
incorporated by reference to Post-Effective
Amendment No. 9 to the Registration
Statement filed on October 23, 1992 (Post-
Effective Amendment No. 9).

(d)(1)	Investment Advisory Agreement dated July
30, 1993 between the Registrant and
Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment
No. 12.

(d)(2)	Form of Transfer of Investment Advisory
Agreement dated as of November 7, 1994,
among  Registrant, Mutual Management Corp.
and SBMFM is incorporated by reference to Post-Effective Amendment No. 14 to the
Registration Statement filed on June 2,
1995 ("Post-Effective Amendment No. 14").

(e)(1)		Form of Distribution Agreement dated July
30, 1993 between the Registrant and Smith
Barney Shearson Inc. is incorporated by
reference to Post-Effective Amendment No.
12.

(e)(2)      Distribution Agreement between CFBDS, Inc.
and the Registrant
dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.
19.


(e)(3)	Form of Distribution Agreement with
Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment
No. 22 to the Registration Statement filed on July 28, 2000 ("Post-Effective
Amendment No. 22").

(e)(4)		Selling Group Agreement is incorporated by
reference to Post-Effective Amendment No.
19.

(e)(5)	Form of Distribution Agreement with Salomon
Smith Barney is
		filed herein.


(f)		Not Applicable.

(g)(1)	Custody Agreement dated June 12, 1995
between the Registrant and PNC Bank,
National Association is incorporated by
reference to Post-Effective Amendment No.
16.

(h)(1)	Transfer Agency Agreement dated August 2,
1993 between the Registrant and The
Shareholder Services Group, Inc. is
incorporated by reference to Post-Effective
Amendment No. 12.

(h)(2)	Transfer Agency Agreement dated October 1,
1999 between the Registrant and Smith
Barney Private Trust Company is
incorporated by reference to Post-Effective
Amendment No. 22.

(h)(3)	Sub-Transfer Agency Agreement dated October
1, 1999 between the First Data Investor
Services Group Inc. and Smith Barney
Private Trust Company is incorporated by reference to Post-Effective Amendment No.
22.

(h)(4)	Form of Administration Agreement dated
April 20, 1994 between the Registrant and
Smith, Barney Advisers, Inc. ("SBA") is
incorporated by reference to Post-Effective
Amendment No. 13.

(h)(5)		Transfer Agency Agreement with Citi
Fiduciary Trust Company 	is filed herein.

(h)(6)		Sub-Transfer Agency Agreement with PFPC
Global Fund Services is filed herein.


(i)(1)		Opinion of Counsel as to Legality of
Securities being Offered is incorporated by reference to Post-Effective Amendment No.
14.

(j)(1)	Auditor's consent is filed herein.

(k)(1)	Not Applicable.

(l)		Not Applicable.

(m)(1)	Amended and Restated Services and
Distribution Plan pursuant to Rule 12b-1 dated as of November 7, 1994 is incorporated by reference to Post-Effective
Amendment No. 13.

(m)(2)	Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the
Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective
Amendment No. 19.

(n)(1)	Not Applicable.

(o)(1)	Form of Rule 18f-3(d) Multiple Class Plan
of the Registrant is incorporated by
reference to Post-Effective Amendment No.
15 to the Registration Statement filed on March 28, 1996.

(o)(2)	Form of Registrant's Rule 18f-3(d) Multiple
Class Plan is incorporated by reference to Post-Effective Amendment No. 19.


(p)		Code of Ethics is incorporated by reference
to Post-Effective Amendment No. 22.



Item 24.	Persons Controlled by or Under Common
Control with Registrant

	  None.

Item 25.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No.
9.

Item 26.	Business and Other Connections of
Investment Adviser


Investment Adviser -Smith Barney Fund Management LLC
(formerly known as SSB Citi Fund Management LLC)
("SBMF"). SBMF was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company on September
21, 1999. SBMF is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

SBMF is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of SBMF together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the
Investment Advisers Act of 1940 (SEC File No. 801-
8314).




Item 27.  Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the
Registrant's Distributor, is also the distributor for the following
Smith Barney funds: Smith Barney
Investment Series, Consulting Group Capital Markets
Funds, Greenwich
Street Series Fund, Smith Barney Adjustable Rate
Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith
Barney
Appreciation Fund Inc., Smith Barney Arizona
Municipals Fund Inc.,
Smith Barney California Municipals Fund Inc., Smith
Barney
Allocation Series Inc., Smith Barney Equity Funds,
Smith Barney
Fundamental Value Fund Inc., Smith Barney Funds, Inc.,
Smith Barney
Income Funds, Smith Barney Institutional Cash
Management Fund, Inc.,
Smith Barney Investment Funds Inc., Smith Barney
Investment Trust,
Smith Barney Managed Governments Fund Inc., Smith
Barney Managed
Municipals Fund Inc., Smith Barney Massachusetts
Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni
Funds, Smith Barney
Municipal Money Market Fund, Inc., Smith Barney
Sector Series Inc., Smith Barney Oregon Municipals
Fund Inc., Smith Barney Principal Return Fund, Smith
Barney Small Cap Core Fund, Inc., Smith Barney
Telecommunications Trust, Smith Barney Variable
Account Funds, Smith Barney World Funds, Inc.,
Travelers Series Fund Inc., and
various series of unit investment trusts.

PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.
Smith Barney Sector Series Inc.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each
director and officer of Salomon Smith Barney is incorporated by reference to
Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and
Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS
Distributors
is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

Item 28.	Location of Accountants and Records

(1) With respect to the Registrant's
Investment Adviser and Administrator :
C/o Smith Barney Fund Management LLC.
Smith Barney New Jersey Municipals Fund
Inc.
		7 World Trade Center, 39th Floor
		New York, New York 10048

(2) With respect to the Registrant's
Custodian:
PFPC Trust Copmany
8800 Tinicum Boulevard
		Philadelphia, Pennsylvania  19153

(3) With Respect to the Registrant's Transfer
Agent:
Citi Fiduciary Trust Company
125 Broad Street
		New York, New York 10004

(4) With respect to the Registrant's Sub-
Transfer Agent:
PFPC Global Fund Services.
		P.O. Box 9699
		Providence, Rhode Island 02940

(5) With respect to the Registrant's
Distributor:
Salomon Smith Barney Inc.
388 Greenwich Street
New York, New York 10013

Item 29.	Management Services

		Not Applicable.

Item 30.	Undertakings
		None


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933 (the "Securities Act") and the Investment
Company Act of 1940, as amended, the Registrant, Smith
Barney New Jersey Municipals Fund Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of July, 2001.


SMITH BARNEY NEW
JERSEY MUNICIPALS FUND
INC.



By: /s/ Heath B.
McLendon
     Health B.
McLendon
     Chairman of the
Board,
     President and
Chief Executive
Officer

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature           Title          	Date

/s/Heath B. McLendon     Chairman of the Board,
July 24, 2001
Heath B. McLendon        President and Chief
                         Executive Officer

/s/ Lewis E. Daidone      Senior Vice President and
July 24, 2001
Lewis E. Daidone          Treasurer, Chief Financial
                          and Accounting Officer


/s/Herbert Barg*     Director      	July 24, 2001
Herbert Barg


/s/Alfred J. Bianchetti*    Director  July 24, 2001
Alfred J. Bianchetti


/s/Martin Brody*           Director    July 24, 2001
Martin Brody


/s/Dwight B. Crane*       Director   July 24, 2001
Dwight B. Crane


/s/Burt N. Dorsett*      Director  	July 24, 2001
Burt N. Dorsett


/s/Elliot S. Jaffe*      Director   July 24, 2001
Elliot S. Jaffe


/s/Stephen E. Kaufman*   Director  	July 24, 2001
Stephen E. Kaufman


/s/Joseph J. McCann*     Director  	July 24, 2001
Joseph J. McCann


/s/Cornelius C. Rose, Jr.*   Director  July 24, 2001
Cornelius C. Rose, Jr.


* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated
July 12, 2000.


EXHIBIT INDEX


Exhibit No.	Exhibit



(e)(5)	Form of Distribution Agreement with Salomon
		Smith Barney

(h)(5)		Transfer Agency Agreement with Citi
Fiduciary Trust Company


(h)(6)		Sub-Transfer Agency Agreement with PFPC
Global Fund Services


(j)(1)      Auditor's Consent



		Cover



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